Goodwill - Goodwill (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2012
Goodwill	$ 6,577,609
Foreign currency translation adjustment	(159,423)	(185,145)
Goodwill	10,455,453	6,577,609
GPS Global [Member]
Acquisition		3,381,000
Emerge [Member]
Acquisition		3,381,754
TrackGroup [Member]
Acquisition	$ 4,037,267	$ 9